SCHEDULE OF INVENTORIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Inventory Disclosure [Abstract]
Raw materials	$ 6,804	$ 9,295	$ 10,136
Work-in-progress	1,856	2,536	3,062
Finished goods	595	813	875
Total inventory, net	$ 9,255	$ 12,644	$ 14,073